Other operating expenses, net - Other operating income and other operating expense (Parenthetical) (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Net Other Operating Expense [Line Items]
Other operating expense	[1]	₩ 1,942,047	₩ 1,407,824	₩ 1,190,546
Vulnerable groups
Net Other Operating Expense [Line Items]
Other operating expense		₩ 293,824

[1]	Includes W293,824 million for vulnerable groups such as self-employed people, small business owners and institutions supporting vulnerable groups, etc. in accordance with the “Banking financial support plan for people’s livelihood.” for the year ended December 31, 2023.